Common Stock and Common Stock Warrants	3 Months Ended	12 Months Ended
	Mar. 29, 2026	Dec. 28, 2025
Common Stock and Common Stock Warrants [Abstract]
Common Stock and Common Stock Warrants

(13) Common Stock and Common Stock Warrants

The Company has authorized the issuance of 1,000,000,000 shares of common stock and 10,000,000 shares of preferred stock as of March 29, 2026. No preferred stock has been issued and none are outstanding as of March 29, 2026.

Common stock purchase agreement

On July 16, 2024, the Company entered into a common stock purchase agreement with White Lion Capital, LLC (“White Lion”), as amended on July 24, 2024 (“White Lion SPA”), and a related registration rights agreement for an equity line of credit financing facility. Pursuant to the White Lion SPA, the Company has the right, but not the obligation, to require White Lion to purchase, from time to time, up to $30 million in aggregate gross purchase price of newly issued shares of the Company’s common stock, subject to the caps and certain limitations and conditions set forth in the White Lion SPA, including terms that restrict the ability of the Company to issue shares of common stock to White Lion that would result in White Lion beneficially owning more than 9.99% of the Company’s outstanding common stock.

On August 14, 2024, the Company entered into Amendment No. 2 to the White Lion SPA (collectively with the White Lion SPA “White Lion Amended SPA”). The White Lion Amended SPA provides that the Company may notify White Lion to exercise the Company’s right to sell shares of its common stock by delivering an Hour Rapid Purchase Notice. If the Company delivers an Hour Rapid Purchase Notice, the Company shall deliver to White Lion shares of common stock not to exceed the lesser of (i) five percent of the Average Daily Trading Volume on the date of an Hour Rapid Purchase Notice and (ii) 100,000 shares of common stock. The closing of the transactions under an Hour Rapid Purchase Notice will occur one Business Day following the date on which the Hour Rapid Purchase Notice is delivered. At such closing, White Lion will pay the Company the Hour Rapid Purchase Investment Amount equal to the number of shares of common stock subject to the applicable Hour Rapid Purchase Notice multiplied by the lowest traded price of the Company’s common stock during the one-hour period following White Lion’s consent to the acceptance of the applicable Hour Rapid Purchase Notice.

On January 11, 2026, the Company and White Lion entered into Amendment No. 3 (“Amendment No. 3”) to the White Lion SPA. Amendment No. 3 extends the commitment period under the White Lion SPA (the “Commitment Period”) to the earlier of December 31, 2027 and the date on which White Lion has purchased an aggregate number of shares of the Company’s common stock equal to the Commitment Amount (as defined below). Further, Amendment No. 3 increases, subject to approval by the Company’s stockholders, the commitment amount under the Purchase Agreement to $55.0 million of shares of its common stock (the “Commitment Amount”), which the Company may elect to sell to White Lion pursuant to the White Lion SPA, from time to time in the Company’s sole discretion, during the Commitment Period.

In addition, Amendment No. 3 adds an option for the Company to submit three hour rapid purchase notices to White Lion that, if accepted by White Lion and otherwise delivered in accordance with the Purchase Agreement, would enable the Company to sell shares of its common stock to White Lion based on the lowest traded price of the Company’s common stock during the three-hour valuation period following White Lion’s written acceptance of a three hour purchase notice.

In the thirteen week period ended March 29, 2026, the Company issued an aggregate of 4.6 million shares of the Company’s common stock for total proceeds of $7.0 million. As of March 29, 2026, the Company has issued an aggregate of 11.5 million shares of the Company’s common stock for total proceeds of $20.4 million.

Shares reserved for future issuance

The Company has reserved shares of common stock for issuance related to the following:

	As of
	March 29,	December 28,
	2026	2025
Common stock warrants	25,670,265	25,670,265
Employee stock purchase plan	3,174,434	3,174,434
Stock options and RSUs, issued and outstanding	18,299,560	19,164,660
Stock options and RSUs, authorized for future issuance	11,603,508	11,603,508
SAFE Agreement	2,750,000	2,750,000
Forward purchase agreements	6,720,000	6,720,000
Convertible notes	82,635,442	82,460,428
Deferred purchase price consideration	4,973,840	11,640,506
Total shares reserved	155,827,049	163,183,801

Warrants

The potential number of shares of the Company’s common stock for outstanding warrants were as follows:

	Potential shares of common stock as of		Exercise
	March 29, 2026 (1)	December 28, 2025 (1)	price per share	Expiration date
Liability classified warrants
Public Warrants	8,625,000	8,625,000	$11.50	July 18, 2028 (2)
Private Placement Warrants	6,266,667	6,266,667	11.50	July 18, 2028 (2)
Working Capital Warrants	716,668	716,668	11.50	July 18, 2028 (2)
Total shares of common stock – liability classified warrants	15,608,335	15,608,335
Equity classified warrants
Series B Warrants (converted to common stock warrants)	5,054	5,054	$4.30	February 2026
Series C Warrants (converted to common stock warrants)	482,969	482,969	1.00	July 2026
Series C-1 Warrants (converted to common stock warrants)	173,067	173,067	0.01	January 2030
SVB Common Stock Warrants	2,473	2,473	0.38	2033
SVB Common Stock Warrants	2,525	2,525	0.62	2033
Promissory Note Common Stock Warrants	24,148	24,148	0.01	October 2031
July 2023 Common Stock Warrants	38,981	38,981	0.01	July 2028
Common Stock Warrants Issued in 2023 (“Merger Warrants”)	6,266,572	6,266,572	11.50	July 18, 2033
Cantor Warrant	3,066,141	3,066,141	1.68	June 2029
Total shares of common stock – equity classified warrants	10,061,930	10,061,930
Total potential shares of common stock	25,670,265	25,670,265

(1)	Excludes the 2025 Cantor Warrant which was not issued as of March 29, 2026.

(2)	The warrants expire five years after the Closing date of the Mergers, which date was July 18, 2023, or earlier upon redemption or liquidation.

(14) Common Stock and Common Stock Warrants

Common Stock

The Company has authorized the issuance of 1,000,000,000 shares of common stock and 10,000,000 shares of preferred stock as of December 28, 2025. No preferred stock has been issued and none are outstanding as of December 28, 2025 and December 29, 2024.

Common stock purchase agreement

On July 16, 2024, the Company entered into a common stock purchase agreement with White Lion Capital, LLC (“White Lion”), as amended on July 24, 2024 (“White Lion SPA”), and a related registration rights agreement for an equity line of credit financing facility. Pursuant to the White Lion SPA, the Company has the right, but not the obligation, to require White Lion to purchase, from time to time, up to $30 million in aggregate gross purchase price of newly issued shares of the Company’s common stock, subject to the caps and certain limitations and conditions set forth in the White Lion SPA, including terms that restrict the ability of the Company to issue shares of common stock to White Lion that would result in White Lion beneficially owning more than 9.99% of the Company’s outstanding common stock.

On August 14, 2024, the Company entered into Amendment No. 2 to the White Lion SPA (collectively with the White Lion SPA “White Lion Amended SPA”). The White Lion Amended SPA provides that the Company may notify White Lion to exercise the Company’s right to sell shares of its common stock by delivering an Hour Rapid Purchase Notice. If the Company delivers an Hour Rapid Purchase Notice, the Company shall deliver to White Lion shares of common stock not to exceed the lesser of (i) five percent of the Average Daily Trading Volume on the date of an Hour Rapid Purchase Notice and (ii) 100,000 shares of common stock. The closing of the transactions under an Hour Rapid Purchase Notice will occur one Business Day following the date on which the Hour Rapid Purchase Notice is delivered. At such closing, White Lion will pay the Company the Hour Rapid Purchase Investment Amount equal to the number of shares of common stock subject to the applicable Hour Rapid Purchase Notice multiplied by the lowest traded price of the Company’s common stock during the one-hour period following White Lion’s consent to the acceptance of the applicable Hour Rapid Purchase Notice.

Under the White Lion Amended SPA, the Company issued 4.0 million and 2.9 million shares of the Company’s common stock for proceeds of $6.7 million and $6.7 million in the years ended December 28, 2025 and December 29, 2024, respectively.

See Note 20 – Subsequent Events for information regarding an amendment to the White Lion SPA entered into on after the fiscal year ended December 28, 2025.

Employee Stock Purchase Plan

The Company adopted the Employee Stock Purchase Plan (the “ESPP Plan”) in July 2023. All qualified employees may voluntarily enroll to purchase the Company’s common stock through payroll deductions at a price equal to 85% of the lower of the fair market value of the stock in the offering period or the applicable purchase date.

Common Stock Warrants

The potential number of shares of the Company’s common stock for outstanding warrants were as follows:

	Potential shares of common stock as of		Exercise
	December 28, 2025 (1)	December 29, 2024	price per share	Expiration date
Liability classified warrants
Public Warrants	8,625,000	8,625,000	$11.50	July 18, 2028 (2)
Private Placement Warrants	6,266,667	6,266,667	11.50	July 18, 2028 (2)
Working Capital Warrants	716,668	716,668	11.50	July 18, 2028 (2)
Total shares of common stock – liability classified warrants	15,608,335	15,608,335
Equity classified warrants
Series B Warrants (converted to common stock warrants)	5,054	5,054	$4.30	February 2026
Series C Warrants (converted to common stock warrants)	482,969	482,969	1.00	July 2026
Series C-1 Warrants (converted to common stock warrants)	173,067	173,067	0.01	January 2030
SVB Common Stock Warrants	2,473	2,473	0.38	2033
SVB Common Stock Warrants	2,525	2,525	0.62	2033
Promissory Note Common Stock Warrants	24,148	24,148	0.01	October 2031
July 2023 Common Stock Warrants	38,981	38,981	0.01	July 2028
Common Stock Warrants Issued in 2023 (“Merger Warrants”)	6,266,572	6,266,572	11.50	July 18, 2033
Ayna Warrant	—	6,000,000	0.01	June 2029
Cantor Warrant	3,066,141	3,066,141	1.68	June 2029
Total shares of common stock – equity classified warrants	10,061,930	16,061,930
Total potential shares of common stock	25,670,265	31,670,265

(1)	Excludes the 2025 Cantor Warrant (as defined below) which was not issued as of December 28, 2025.
(2)	The warrants expire five years after the Closing date of the Mergers, which date was July 18, 2023, or earlier upon redemption or liquidation.

Ayna warrant

On June 17, 2024, a warrant to purchase 6,000,000 shares of the Company’s common stock (“Ayna Warrant”) was issued to Ayna.AI LLC (“Ayna”) at an exercise price per share of $0.01, subject to the provisions and upon the terms and conditions set forth in the Ayna Warrant. At issuance, the fair value of the Ayna Warrant was determined to be $9.2 million, based on the intrinsic value of the Ayna Warrant and the $0.01 per share exercise price. The Ayna Warrant was set to expire on June 17, 2029. The issuance of the Ayna Warrant by the Company was in satisfaction of the compensation for services provided to the Company by Ayna under the terms of a statement of work (“Ayna SOW”), signed May 21, 2024 (and effective as of March 12, 2024), as incorporated into a master services agreement dated March 12, 2024. Under the Ayna SOW, Ayna provided services in connection with the anticipated return of the Company to cash-flow positive performance.

The Ayna Warrant was accounted for under ASC 718 Compensation – Stock Compensation as it met the conditions for equity classification, and therefore, the Ayna Warrant was not subsequently remeasured in future periods. The Company recognized expense of $9.2 million in the year ended December 29, 2024 for the Ayna Warrant.

The Ayna Warrant became fully exercisable for the 6,000,000 shares of the Company’s common stock on September 9, 2024. The Ayna Warrant was exercised in full for cash of $0.06 million in January 2025.

Cantor warrant

In July 2024, the Company issued a warrant (“Cantor Warrant”) to a Cantor Fitzgerald & Co., (“Cantor”) to purchase 3,066,141 shares of the Company’s common stock in exchange for services provided in the issuance of the July 2024 Notes (refer to Note 10 – Borrowings and Derivative Liabilities). The Cantor Warrant was immediately exercisable at a price of $1.68 per share and has an expiration date in July 2029. At issuance, the fair value of the Cantor Warrant was determined to be $1.4 million, of which $0.9 million was recorded as a debt discount and $0.5 million was attributable to the convertible notes issued in the Exchange Agreement (as described in Note 10 – Borrowings and Derivative Liabilities) and reduced the gain on the troubled debt restructuring recognized in the Company’s annual consolidated statement of operations and comprehensive loss for fiscal 2024 as described in Note 10 – Borrowings and Derivative Liabilities. The fair value of the Cantor Warrant was derived using the Black-Scholes model with the following assumptions: expected volatility of 55%; risk-free interest rate of 4.2%; expected term of 5 years; and no dividend yield. The fair value of this warrant is recorded within additional paid-in capital on the Company’s consolidated balance sheets and has not been subsequently remeasured in future periods as it met the conditions for equity classification.

Shares of common stock reserved for future issuance

The Company has reserved shares of common stock for issuance related to the following:

	As of
	December 28,	December 29,
	2025	2024
Common stock warrants	25,670,265	31,670,265
Employee stock purchase plan	3,174,434	2,628,996
Stock options and RSUs, issued and outstanding	19,164,660	11,979,368
Stock options and RSUs, authorized for future issuance	11,603,508	2,577,895
SAFE Agreement	2,750,000	2,750,000
Forward purchase agreements	6,720,000	6,720,000
Convertible notes	82,460,428	58,579,636
Deferred purchase price consideration	11,640,506	—
Total shares reserved	163,183,801	116,906,160